Related Party Transactions - Founder Shares (Details)						3 Months Ended	9 Months Ended
	May 13, 2020 shares	May 08, 2020 shares	Apr. 24, 2020 shares	Jan. 17, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) shares	Mar. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 $ / shares
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						30 days	30 days
Promissory note — related party | $						$ 94,647
Promissory Note with Related Party
Related Party Transaction [Line Items]
Promissory note — related party | $						$ 94,647
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued (in shares)						9,000,000
Sponsor | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued (in shares)						10,533,333
Proceeds from issuance of warrants | $						$ 15,800,000
Sponsor | Private Placement [Member]
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued (in shares)						9,333,333	10,533,333
Proceeds from issuance of warrants | $						$ 14,000,000	$ 15,800,000
Class B common stock
Related Party Transaction [Line Items]
Proceeds from issue of shares | $					$ 0
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock | Founder shares
Related Party Transaction [Line Items]
Number of shares issued (in shares)					1
Class B common stock | Sponsor
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	0.0001
Class B common stock | Sponsor | Founder shares
Related Party Transaction [Line Items]
Number of shares issued (in shares)				11,500,000
Proceeds from issue of shares | $				$ 25,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Number of shares held (in shares)	17,250,000	17,250,000	17,250,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%	20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						1 year	1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item						20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item						30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days	150 days
Class B common stock | Sponsor | Maximum | Founder shares
Related Party Transaction [Line Items]
Number of shares issued (in shares)			17,250,000
Number of shares subject to forfeiture (in shares)	2,250,000	2,250,000	2,250,000			2,250,000
Class A common stock
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Class A common stock | Sponsor
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share) | $ / shares						0.0001	0.0001	$ 0.0001
Class A common stock | Sponsor | Founder shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00	$ 12.00